FINANCE LEASE LIABILITY (Narrative) (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) containership	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) containership
Other Long-term Liabilities [Line Items]
Number of container vessels under sale and leaseback transactions | containership	7		7
Number of vessels under finance lease liability accounted for as vessels under finance lease | containership	7
Finance lease, vessel bareboat charter period			15 years
Disposal group, finance lease liability | $			$ 464.7
Interest incurred on capital leases | $	$ 13.1	$ 30.1
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box Holding Inc. ("River Box")
Other Long-term Liabilities [Line Items]
Subsidiary, percentage ownership sold (in percentage)			50.10%